Financial Instruments and Risk Management - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 258,602	$ 362,656
Financial Liabilities at Amortised Cost | Borrowings
Disclosure of financial liabilities [line items]
Financial Liabilities at amortized cost	155,872	212,479
Financial Liabilities at Amortised Cost | Trade Payables and Acceptances Excluding Value Added Tax and Other Tax Payables
Disclosure of financial liabilities [line items]
Financial Liabilities at amortized cost	79,630	81,208
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Senior Convertible Notes at Fair Value through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	23,100	68,349
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Derivatives at Fair Value Through Profit of Loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss		$ 620